Leases - Summary of Components of Lease Cost (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Leases [Abstract]
Operating lease cost	₨ 502	$ 6.9	₨ 540
Short-term lease cost	13	0.2	15
Total lease cost	₨ 515	$ 7.1	₨ 555